Events Occurring After the Reporting Period - Additional Information (Details) $ in Thousands, $ in Millions	1 Months Ended
	Aug. 31, 2022 USD ($)	Aug. 31, 2022 AUD ($)	Aug. 11, 2022 USD ($)	Aug. 09, 2022 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Cash & cash equivalents					$ 60,447	$ 136,881	$ 129,328	$ 50,426
Private Placements
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Payment for financing global private placement	$ 45,000	$ 65.0
Cash & cash equivalents			$ 42,600	$ 45,000